Offerings - Offering: 1	Oct. 28, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	4,989,502
Maximum Aggregate Offering Price	$ 10,777,324.32
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,488.35
Offering Note	In accordance with Rule 416 under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover an indeterminate number of additional securities to be offered or issued from stock splits, stock dividends or similar transactions.

Represents up to 4,989,502 shares of common stock issuable upon exercise of (i) warrants issued to a certain investor to purchase up to 4,000,000 shares of our common stock, (ii) pre-funded warrants issued to a certain investor to purchase up to 935,000 shares of our common stock, and (iii) warrants to purchase up to 54,502 shares of our common stock issued to Dominari Securities, LLC.

Estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the Common Stock on the Nasdaq Stock Market LLC (“Nasdaq”) on October 27, 2025 ($2.16 per share), in accordance with Rule 457(c) of the Securities Act.

Calculated pursuant to Rule 457 of the Securities Act by multiplying the proposed maximum aggregate offering price of securities to be registered by 0.00013810.